INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision tax income (First category)	$ 260,538	$ 126,404
Monthly Provisional Payments (MPP)	34,297	38,736
Other taxes	127	1,437
Total	153,642	8,088
Provision for taxes other than income tax [member]
Monthly Provisional Payments (MPP)	$ (107,023)	$ (119,753)